CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Income Statement [Abstract]
Revenue	$ 9,842	$ 715,288
Cost of revenue (includes related party expenses, $307,541 and $569,720 in 2025 and 2024)	(313,285)	(573,932)
Gross (loss)/profit	(303,443)	141,356
Operating expenses:
Research and development (includes related party expenses, $118,546 and $35,985 in 2025 and 2024)	(18,546)	(35,985)
General and administrative expenses	(430,279)	(493,155)
Total operating expenses	(448,825)	(529,140)
Loss from operations	(752,268)	(387,784)
Other income (expense):
Cybersecurity service income	0	101
Foreign exchange gain	92,756	1,556
Written off of accounts receivable	(126)	0
Sundry income	26,197	365,254
Total other income	118,827	366,911
LOSS BEFORE INCOME TAXES	(633,441)	(20,873)
Income tax expense	0	(21)
NET LOSS	(633,441)	(20,894)
NET LOSS ATTRIBUTABLE TO NON-CONTROLLING INTEREST	(1,718)	(6,517)
NET LOSS ATTRIBUTABLE TO THE COMPANY	(631,723)	(14,377)
Other comprehensive loss:
Foreign currency translation loss	(291,151)	(140,392)
Foreign currency translation loss	(291,151)	(140,392)
COMPREHENSIVE LOSS ATTRIBUTABLE TO NON-CONTROLLING INTEREST	(1,379)	(5,618)
COMPREHENSIVE LOSS ATTRIBUTABLE TO THE COMPANY	(923,213)	(155,668)
COMPREHENSIVE LOSS	$ (924,592)	$ (161,286)
Basic loss per common share	$ (0.00)	$ (0.00)
Diluted loss per common share	$ (0.00)	$ (0.00)
Weighted average number of common shares outstanding, basic	151,096,262	151,096,262
Weighted average number of common shares outstanding, diluted	151,096,262	151,096,262